Property, Equipment and Software	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE [Abstract]
Property, equipment and software
6.	PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Buildings	509,340,453	535,764,434
Computer equipment	156,657,586	188,512,304
Website-related equipment	86,678,382	95,780,509
Furniture and fixtures	47,858,178	51,239,235
Software	26,389,221	39,694,337
Leasehold improvements	15,555,405	15,719,512
Construction in progress	—	1,764,477
Less: accumulated depreciation and amortization	(188,800,245)	(244,570,938)

Total net book value	653,678,980	683,903,870

From November, 2011, the Company started to build an information and technology center in Chengdu. All direct costs of the information and technology center were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was approximately RMB45,196,678, RMB62,929,541 and RMB78,809,867, respectively.